Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000161514
Shareholder Report [Line Items]
Fund Name	The Community Development Fund
Class Name	Class A
Trading Symbol	CDCDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.
Additional Information Phone Number	1-844-445-4405
Additional Information Website	https://www.communitydevelopmentfund.com/the-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	The Community Development Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)Footnote Reference*
Apr/16	$1,000,000	$1,000,000	$1,000,000
Dec/16	$981,052	$992,459	$995,466
Dec/17	$996,195	$1,027,610	$1,020,418
Dec/18	$992,979	$1,027,727	$1,030,543
Dec/19	$1,046,141	$1,117,310	$1,096,925
Dec/20	$1,092,067	$1,201,183	$1,142,822
Dec/21	$1,072,893	$1,182,660	$1,130,901
Dec/22	$1,004,789	$1,028,794	$998,907
Dec/23	$1,046,054	$1,085,675	$1,049,628
Dec/24	$1,074,007	$1,099,248	$1,064,910
Dec/25	$1,137,595	$1,179,504	$1,155,354

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
The Community Development Fund, Class A Shares	5.92%	0.82%	1.34%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	7.30%	-0.36%	1.72%
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)Footnote Reference*	8.49%	0.22%	1.50%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 326,439,999
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 751,919
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$326,439,999	197	$751,919	76%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Short-Term Investment	0.3%
Mortgage-Backed Securities	2.5%
Municipal Bonds	3.7%
U.S. Treasury Obligations	8.3%
U.S. Government & Agency Obligations	84.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC Multifamily Structured Pass Through Certificates, 5.00%, 2/25/2035, Cl A2	2.5%
U.S. Treasury Notes, 3.63%, 9/30/2030	2.4%
FHLMC Multifamily Structured Pass Through Certificates, 4.80%, 1/25/2032, Cl A2	2.1%
U.S. Treasury Notes, 3.50%, 11/30/2030	1.9%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.8%
FHLMC, 4.75%, 11/1/2040	1.6%
FHLMC Multifamily Structured Pass Through Certificates, 4.96%, 1/25/2044, Cl A	1.6%
FHLMC Multifamily Structured Pass Through Certificates, 4.05%, 7/25/2033, Cl A2	1.6%
FHLMC Multifamily Structured Pass Through Certificates, 4.58%, 8/25/2035, Cl A2	1.5%
FNMA, 4.52%, 1/1/2033	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-445-4405
Updated Prospectus Web Address	https://www.communitydevelopmentfund.com/the-fund/